Expense Example	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Cash Management Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Cash Management Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Cash Management Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Cash Management Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Cash Management Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Cash Management Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Cash Management Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Cash Management Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R Expense Example, with Redemption, 10 Years
USD ($)	528	803	1,098	1,935	168	615	1,088	2,198	61	324	606	1,412	82	395	730	1,679	60	189	329	738	159	493	850	1,595	544	742	957	1,575	187	579	995	1,928	72	224	390	871	56	176	307	689	97	303	525	1,166	538	792	1,065	1,844	66	290	532	1,225	66	256	461	1,052	92	364	657	1,491	571	907	1,266	2,274	188	665	1,169	2,400	83	391	723	1,660	83	347	631	1,441	123	469	838	1,877	545	751	975	1,617	185	573	985	1,922	74	239	418	939	61	192	335	750	546	780	1,031	1,751	74	284	512	1,167	74	247	436	982	706	1,028	1,371	2,338	215	709	1,230	2,472	101	403	727	1,644	101	364	648	1,457	139	489	862	1,911	687	939	1,210	1,983	198	627	1,082	2,142	77	291	524	1,191	77	259	457	1,029	117	380	664	1,471	552	800	1,066	1,826	186	624	1,087	2,150	69	284	517	1,185	69	254	455	1,033	107	370	654	1,462	571	862	1,175	2,061	198	650	1,128	2,267	102	368	654	1,468	89	318	566	1,277	340	620	920	1,775	351	679	1,029	2,008	66	331	615	1,427	147	538	954	2,116	339	627	937	1,814	340	689	1,061	2,099	66	322	598	1,385	338	572	825	1,548	337	616	913	1,750	66	253	456	1,041	315	474	647	1,148	329	545	776	1,428	41	161	292	675	324	510	712	1,295	328	573	836	1,575	51	191	343	785	49	154	269	604	124	391	679	1,498